Shareholders' Equity (Details) (USD $)	1 Months Ended		6 Months Ended	12 Months Ended					0 Months Ended	12 Months Ended		12 Months Ended
	May 31, 2013	May 31, 2012	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2009	Dec. 31, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Oct. 10, 2013 Series B Preferred Stock [Member]	Dec. 31, 2013 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Dec. 31, 2013 $ 6.75 [Member]	Dec. 31, 2013 $ 8.10 [Member]	Dec. 31, 2013 $ 9.45 [Member]	Dec. 31, 2013 $ 10.26 [Member]
Shareholders' Equity [Abstract]
Common stock, dividend rate (in hundredths)	10.00%	10.00%		10.00%	10.00%
Common stock dividend (in shares)	541,326	488,383
Repurchase of company stock				$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance upon exercise of options (in shares)					148,181
Net compensation expenses				0	0
Contractual term				P10Y
Summary of stock option activity [Roll Forward]
Outstanding (in shares)			389,285	389,285
Granted (in shares)				0
Exercised (in shares)				57,591
Expired/terminated (in shares)				0
Outstanding (in shares)				331,694	389,285
Exercisable (in shares)				331,694
Weighted Average Exercise Price [Roll Forward]
Outstanding (in dollars per share)			$ 8.51	$ 8.51
Granted (in dollars per share)				$ 0
Exercised (in dollars per share)				$ 5.04
Expired/terminated (in dollars per share)				$ 0
Outstanding (in dollars per share)				$ 9.20	$ 8.51
Exercisable (in dollars per share)				$ 9.20
Weighted Average Remaining Contractual Life [Abstract]
Options outstanding				1 year 9 months 18 days
Options exercisable				1 year 9 months 18 days
Aggregate intrinsic value outstanding				65,791
Aggregate intrinsic value exercisable				65,791
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price (in dollars per share)												$ 6.75	$ 8.10	$ 9.45	$ 10.26
Number of Outstanding Options (in shares)				331,694								12,108	48,861	252,206	18,519
Weighted Average Remaining Contractual Life				1 year 9 months 18 days								0 years 3 months 18 days	1 year 2 months 12 days	2 years	2 years 9 months 18 days
Preferred Stock [Abstract]
Minimum investment of risk weighted assets (in hundredths)				1.00%
Maximum investment of risk weighted assets (in hundredths)				3.00%
Risk Weighted Assets				25,000,000,000
Perpetual preferred stock, dividend rate (in hundredths)				5.00%	5.00%					6.00%
Perpetual preferred stock, dividend rate after fifth anniversary (in hundredths)				9.00%
Warrants receivable by US Treasury as percentage of capital invested (in hundredths)				15.00%
Proceeds from issuance of perpetual preferred stock						16,288,000				18,500,000
Period of accretion of discount on issuance of preferred stock				5 years
Common stock warrants issued to US Treasury (in shares)						359,135
Proceeds from issuance of warrants						930,000
Redemption of warrants			1,700,000
Perpetual Preferred Stock, liquidation preference (in dollars per share)							$ 1,000	$ 1,000		$ 1,000	$ 1,000
Perpetual Preferred Stock, Issued through placement (in shares)							0	16,288		20,000	0
Gross proceeds from issuance of Perpetual Preferred Stock										20,000,000
Conversion rate of convertible stock (in shares)										93.9496
Shares issued upon conversion (in shares)										1,878,992
Conversion price (in dollars per share)									$ 10.6440
Preferred stock redemption premium (in hundredths)									20.00%
Number of Perpetual Preferred Stock repurchase and retired (in shares)							16,288
Aggregate repurchase price of Perpetual Preferred Stock							14,300,000
Discount on Perpetual Preferred Stock				1,948,000	0		1,900,000
Dividend on preferred stock				$ 1,100,000	$ 1,000,000